S000024506 [Member] Investment Objectives and Goals - SFT Index 400 Mid-Cap Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Index 400 Mid-Cap Fund
Objective [Heading]	SFT Index 400 Mid-Cap Fund: Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s MidCap 400® Index (the S&P 400®).